Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net (Loss) Income Per Share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of common stock:
	For the Three Months Ended June 30				For the Six Months Ended June 30
	2024		2023		2024		2023
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per share of common stock:
Numerator:
Allocation of net (loss) income	$(223,807)	$—	$1,295,681	$431,894	$(1,047,849)	$—	$2,246,575	$748,859
Denominator:
Weighted-average shares outstanding	14,349,106	—	25,845,423	8,615,141	15,603,598	—	25,845,423	8,615,141
Basic and diluted net (loss) income per common stock	$(0.02)	$—	$0.05	$0.05	$(0.07)	$—	$0.09	$0.09
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of common stock:
	For the Year Ended December 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per share of common stock:
Numerator:
Allocation of net income	$3,586,446	$857,188	$836,823	$278,941
Denominator:
Weighted-average shares outstanding	25,873,722	6,184,019	25,732,064	8,577,355
Basic and diluted net income per share of common stock	$0.14	$0.14	$0.03	$0.03